Employee deferred compensation (Details 3) (CHF) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014 year	Jun. 30, 2014	Jun. 30, 2014
Performance shares | Performance share awards
Number of share awards
Balance at beginning of period (in shares)		65,700,000	41,400,000
Granted (in shares)		0	24,300,000
Settled (in shares)		(15,900,000)	(15,900,000)
Forfeited (in shares)		(400,000)	(400,000)
Balance at end of period (in shares)	49,400,000	49,400,000	49,400,000
of which vested (in shares)	2,600,000	2,600,000	2,600,000
of which unvested (in shares)	46,800,000	46,800,000	46,800,000
Stock compensation plan | Share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)	1
Vesting period (in years)	3
Total value of awards granted	66
Number of share awards
Balance at beginning of period (in shares)		103,600,000	72,900,000
Granted (in shares)	2,700,000	3,200,000	35,200,000
Settled (in shares)		(27,000,000)	(28,000,000)
Forfeited (in shares)		(1,400,000)	(1,700,000)
Balance at end of period (in shares)	78,400,000	78,400,000	78,400,000
of which vested (in shares)	5,000,000	5,000,000	5,000,000
of which unvested (in shares)	73,400,000	73,400,000	73,400,000
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)		4,700,000	4,700,000
Granted (in shares)		0	0
Settled (in shares)		(4,500,000)	(4,500,000)
Forfeited (in shares)		(100,000)	(100,000)
Balance at end of period (in shares)	100,000	100,000	100,000
of which vested (in shares)	100,000	100,000	100,000
of which unvested (in shares)	0	0	0
Stock compensation plan | Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)		1,000,000	1,200,000
Granted (in shares)		0	0
Settled (in shares)		0	0
Forfeited (in shares)		(300,000)	(500,000)
Balance at end of period (in shares)	700,000	700,000	700,000
of which vested (in shares)	100,000	100,000	100,000
of which unvested (in shares)	600,000	600,000	600,000
Stock compensation plan | Adjustable Performance Plan share awards
Number of share awards
Balance at beginning of period (in shares)		15,300,000	14,500,000
Granted (in shares)		0	800,000
Settled (in shares)		(7,600,000)	(7,600,000)
Forfeited (in shares)		(200,000)	(200,000)
Balance at end of period (in shares)	7,500,000	7,500,000	7,500,000
of which vested (in shares)	1,000,000	1,000,000	1,000,000
of which unvested (in shares)	6,500,000	6,500,000	6,500,000